Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) per Share

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	September 30, 2012	September 30, 2011
Options shares excluded	2,018,444	933,091

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2011	December 31, 2010
Options shares excluded	941,357	291,347